                    [Van Kampen Investments Inc. Letterhead]

                                                                          497(j)

                                          January 3, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Van Kampen Emerging Growth Fund-- Rule 497(j) Filing
          (Filing Nos. 2-33214 and 811-2424)

Ladies and Gentlemen:

         Van Kampen Emerging Growth Fund filed via EDGAR on December 20, 2005 an electronically signed copy of Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497 (c) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please contact the undersigned at (212) 762-5198 or Chuck Taylor at (312) 407-0863.

                                               Very truly yours,

                                               /s/ Joanne Doldo
                                               -------------------------
                                               Joanne Doldo
                                               Assistant Secretary